S000077853 [Member] Investment Strategy - Nuveen High Yield Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Portfolio invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in fixed-income securities rated lower than investment grade or unrated securities of comparable quality as determined by the Portfolio’s sub-adviser (securities commonly referred to as “high-yield” securities or “junk” bonds). The Portfolio may invest in fixed-income securities of all types, including but not limited to, corporate bonds, senior loans, loan participations and assignments, preferred securities and convertible securities. The Portfolio may invest in fixed-income securities of any maturity or duration.
The Portfolio may invest up to 25% of its assets in senior loans, loan participations and assignments, which may include payment-in-kind and deferred-interest obligations. The Portfolio may invest up to 10% of its assets in securities rated lower than B- or its equivalent as determined by the Portfolio’s sub-adviser.
The Portfolio may invest up to 20% of its assets in securities of foreign issuers, including those that are located in emerging market countries.
The Portfolio may invest in securities that have not been registered under the Securities Act of 1933, but that may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
The Portfolio may purchase and sell futures, options, swaps, forwards and other derivative instruments. The sub-adviser may use these derivatives in an attempt to manage market risk, credit risk and interest rate risk, to manage the effective maturity or duration of securities in the portfolio or for speculative purposes in an effort to increase the Portfolio’s yield or to enhance returns. The use of a derivative is speculative if the sub-adviser is primarily seeking to enhance returns, rather than offset the risk of other positions.
Developed exclusively for use within separately managed accounts advised or sub-advised by Nuveen Asset Management, LLC, the Portfolio is a specialized fixed-income portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen separately managed account investors to achieve greater diversification and return potential than might otherwise be achieved by investing in additional fixed-income classes, including those that have a lower credit quality and potentially higher yielding securities.